Putnam
New Value
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-29-00


[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal 2000. In the following report, the fund's manager discusses performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam New Value Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 19, 2000


Report from the Fund Manager

David L. King

The first six months of Putnam New Value Fund's 2000 fiscal year reflected the push and pull of the "new economy." Rising interest rates undercut stock prices for most companies, while technology stocks, appearing impervious to the onslaught, continued to thrive. As investors chased rapid growth, they tended to abandon traditional measures of stock valuation and traditional companies as well.

Because your fund is committed to selecting stocks using a disciplined investment strategy focused on value stocks, results for the period were disappointing. We must point out, however, that this unusual environment has also provided us with a rare opportunity to purchase top-quality stocks at the lowest prices seen in years. Shortly after the end of your fund's fiscal midpoint, the market showed signs of broadening, and many of these holdings rebounded strongly. We continue to believe that over the long term, a diversified portfolio of value-priced stocks with attractive dividend yields and future earnings power can outperform over a market cycle.

Total return for 6 months ended 2/29/00

       Class A         Class B         Class C           Class M
     NAV     POP     NAV     CDSC     NAV    CDSC      NAV     POP
-------------------------------------------------------------------------
   -15.04% -19.91%  -15.36% -19.12%  -15.39% -16.13%  -15.26% -18.21%
-------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* NEW ECONOMY CHARACTERIZED BY MARKET ANOMALIES

Market trends over the semiannual period challenged traditional market logic. Share prices for many stocks became unhinged from their fundamental values. Established companies with long histories of strong earnings growth and healthy dividends fell out of favor, while their new-economy counterparts, offering not a hint of current profits, have been wildly pursued and their share prices have soared. While hefty stock prices are nothing new, we considered it unusual to see such high valuations at a time when the Federal Reserve Board was nudging up interest rates in an effort to slow the economy.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Banking               10.1%

Oil and gas            9.9%

Financial              6.5%

Computers              5.7%

Regional Bells         5.7%

Footnote reads:
*Based on net assets as of 2/29/00. Holdings will vary over time.


Generally interest-rate increases deliver a more potent blow to growth companies than to dividend-paying value companies. Growing companies funding vital new initiatives through the issuance of debt face higher costs when interest rates rise. However, because many new technology companies are funded by venture capital rather than by bond issues, they have been less vulnerable to rising rates. In recent months, as rates edged up, share prices for all but high-growth stocks declined. While the broader economy began to slow, growth stocks, led by technology, continued their dramatic rise. At the end of the period, despite a contradictory boom in technology stocks, it appeared that the broader market had succumbed to Fed Chairman Alan Greenspan's big bear hug; all but a few of the stocks in the Dow Jones Industrial Average were down for the year and down well below their 52-week highs.

In other words, the market has become more speculative and investors have focused on a narrower band of industries. While growth stocks have been in favor, investors' preference for only the fastest growing stocks among that group has been notable. Excitement about the Internet and related technologies made traditional companies and their products seem boring by comparison. The short-term vision reflected in these market conditions gave us reason to anticipate they cannot last indefinitely. Indeed, shortly into the second half of the fund's fiscal year, a record one-day jump in the Dow followed by smaller upticks signaled the market was broadening again.

* LOW VALUATIONS DO NOT SIGNAL LOW QUALITY

As value investors, we buy companies that are currently out of favor when we believe that they offer a promise of price appreciation over the long term. Your fund's investment strategy is somewhat more aggressive than other value funds. When we believe the potential rewards justify the added risk, we may purchase stocks of companies whose path to recovery is less certain. Indeed, some stocks may well turn out to have more profound fundamental problems than we had expected, and that may hurt fund performance.


"Our ability to buy extremely high-quality companies that meet the criteria of this fund has never before been what it is today."

-- David L. King, portfolio manager


We believe it is important to note, however, that recent underperformance in most of the fund's holdings cannot be linked to any particular problems at these companies. Most of our selections have met or exceeded their earnings targets and have had attractive valuations. The fund's disappointing performance over the period has been largely the result of the market's assignment of lower values to traditional, old economy companies and the impact of rising interest rates.

* BARGAINS ABOUND IN MARKETPLACE

Perhaps the cloud over value investing is beginning to show a silver lining. Recent low valuations across the board made it possible to buy the best companies in a wide range of industries at significant discounts. Many extraordinarily strong companies with depressed prices declined to the point at which they met the fund's buying criteria. We have not experienced such positive buying opportunities in more than 20 years.

Avery Dennison Corp., best known for its extensive line of adhesive labels, exemplifies the kind of company we are now adding to the portfolio. This traditional old economy company is benefiting from the explosion in Internet retail sales and home computing.

As consumers have embraced online shopping, the demand for package labels has grown significantly, securing Avery's dominance in that market. Sales of the company's office supplies continue to expand as more people conduct work from their homes. The company has also made great strides with the introduction of a special, printable adhesive film that transforms many of our subway cars and city buses into rolling billboards. Avery is doing all the things that a growing company should do -- stepping up earnings, boosting dividends, and buying back shares. We consider it one of the strongest companies in the portfolio.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Exxon Mobil Corp.
Oil and gas

Citigroup, Inc.
Financial

SBC Communications, Inc.
Regional Bells

GTE Corp.
Regional Bells

Hewlett-Packard Co.
Computers

Boeing Co.
Aerospace/defense

Bank of America Corp.
Banking

Royal Dutch Petroleum Co. Plc ADR
Oil and gas

DPL, Inc.
Electric utilities

Union Pacific Corp.
Railroads

Footnote reads:
These holdings represent 24.9% of the fund's net assets as of 2/29/00. Portfolio holdings will vary over time.


Another fund holding, NCR Corporation, is an inexpensive technology stock positioned to benefit from its strength in data warehousing. This flourishing branch of technology involves collecting and implementing information that enables businesses to offer customers more personalized services, based on individual spending habits. NCR currently provides data warehousing services to large, traditional retail chains. As the ranks of Internet retailers swell, the competitiveness of such companies may depend on their ability to offer customized services made possible by NCR's data warehousing capabilities.

A third recent addition, Emerson Electric, was once a television manufacturer. The company has changed its product mix over the years and currently manufactures power supply components for use by computer and telecommunications companies. The power supply carries electricity from the wall receptacle to the computer (or another device). These products are not high tech, but they are essential, and we believe Emerson will profit from steadily increasing demand. This exceptional company can boast 42 years of continuous earnings growth. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* TRADITIONAL MEASURES DRIVE OUR STRATEGY

We continue to believe in the validity of traditional stock valuations. Our investment decisions are based on tried and true standards that have proved their worth over the long term. For example, we look for current yields greater than the current rate of inflation. We buy stocks that offer attractive prices relative to their earnings power and private market values. We believe the prospects for your fund's holdings are positive and expect that they will benefit from strengthening momentum in global markets.

Further actions by the Fed to slow the economy will most likely have some initial impact on the stocks the fund owns but eventually will begin to slow capital spending earmarked for technology and telecommunications. We believe this will prompt a reality check for investors which could lead to a profound reevaluation downward of these stocks. If the market should experience an overall drop, we believe the stocks your fund holds will retain more of their value than more speculative issues.

Although the going has been rough, we firmly believe in a balanced investment approach that includes value stocks. We continue to stress time, not timing. As the market once again embraces value stocks, your fund should be uniquely positioned to return positive performance over the long term.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/29/00, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in midsize companies. Such investments increase the risk of greater price fluctuations.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New Value Fund is designed for investors seeking long-term capital appreciation through investments in undervalued common stocks.




TOTAL RETURN FOR PERIODS ENDED 2/29/00

                       Class A           Class B            Class C            Class M
(inception dates)     (1/3/95)          (2/26/96)          (7/26/99)          (2/26/96)
                    NAV      POP      NAV      CDSC      NAV      CDSC      NAV       POP
-------------------------------------------------------------------------------------------
6 months          -15.04%  -19.91%  -15.36%   -19.12%  -15.39%   -16.13%  -15.26%   -18.21%
-------------------------------------------------------------------------------------------
1 year            -12.67   -17.69   -13.28    -17.14   -13.34    -14.11   -13.13    -16.17
-------------------------------------------------------------------------------------------
Life of fund       83.67    73.08    76.51     75.51    76.55     76.55    78.87     72.61
Annual average     12.50    11.22    11.64     11.52    11.65     11.65    11.93     11.16
-------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/29/00

                                 Standard & Poor's     Consumer
                                    500 Index        price index
-----------------------------------------------------------------------
6 months                              4.11%             1.67%
-----------------------------------------------------------------------
1 year                               11.73              3.16
-----------------------------------------------------------------------
Life of fund                        227.16             13.18
Annual average                       25.80              2.43
-----------------------------------------------------------------------

Past performance is no indication of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. For a portion of these periods the fund was offered on a limited basis and had limited assets.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 2/29/00

                          Class A       Class B      Class C      Class M
------------------------------------------------------------------------------
Distributions (number)       1             1            1            1
------------------------------------------------------------------------------
Income                    $0.164        $0.049       $0.149       $0.084
------------------------------------------------------------------------------
Capital gains
 Long-term                 0.577         0.577        0.577        0.577
------------------------------------------------------------------------------
 Short-term                0.815         0.815        0.815        0.815
------------------------------------------------------------------------------
 Total                    $1.556        $1.441       $1.541       $1.476
------------------------------------------------------------------------------
Share value:            NAV     POP       NAV          NAV      NAV     POP
------------------------------------------------------------------------------
8/31/99               $13.98  $14.83    $13.80       $13.97   $13.88  $14.38
------------------------------------------------------------------------------
2/29/00                10.47   11.11     10.38        10.43    10.43   10.81
------------------------------------------------------------------------------




TOTAL RETURN FOR PERIODS ENDED 3/31/00 (most recent calendar quarter)

                      Class A           Class B            Class C            Class M
(inception dates)    (1/3/95)          (2/26/96)          (7/26/99)          (2/26/96)
                   NAV      POP      NAV      CDSC      NAV      CDSC      NAV       POP
------------------------------------------------------------------------------------------
6 months           0.94%   -4.88%    0.57%   -3.90%     0.49%   -0.40%    0.69%     -2.86%
------------------------------------------------------------------------------------------
1 year            -5.55   -10.96    -6.24   -10.40     -6.24    -7.06    -6.03      -9.31
------------------------------------------------------------------------------------------
Life of fund     106.83    94.90    98.78    97.78     98.72    98.72   101.51      94.46
Annual average    14.88    13.58    14.01    13.90     14.00    14.00    14.31      13.53
------------------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of stock market performance.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services (America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
February 29, 2000 (Unaudited)

COMMON STOCKS (97.9%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aerospace/Defense (2.3%)
--------------------------------------------------------------------------------------------------------------------------
            356,300  Boeing Co.                                                                             $   13,138,563

Automotive (1.9%)
--------------------------------------------------------------------------------------------------------------------------
             82,100  General Motors Corp.                                                                        6,244,731
            227,600  Lear Corp. (NON)                                                                            4,808,050
                                                                                                            --------------
                                                                                                                11,052,781

Banking (10.1%)
--------------------------------------------------------------------------------------------------------------------------
            255,100  Bank of America Corp.                                                                      11,750,544
            237,300  BB&T Corp.                                                                                  5,576,550
            450,700  Charter One Financial, Inc.                                                                 7,098,525
            332,500  Firstar Corp.                                                                               5,922,656
            210,000  FleetBoston Financial Corp.                                                                 5,722,500
             16,800  M & T Bank Corp.                                                                            6,199,200
            284,900  National City Corp.                                                                         5,484,325
            156,100  PNC Bank Corp.                                                                              6,039,119
            213,500  Washington Mutual, Inc.                                                                     4,723,688
                                                                                                            --------------
                                                                                                                58,517,107

Beverage (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            601,500  Pepsi Bottling Group, Inc. (The)                                                           10,075,125

Chemicals (5.1%)
--------------------------------------------------------------------------------------------------------------------------
            118,200  Avery Dennison Corp.                                                                        7,173,263
             75,900  Dow Chemical Co.                                                                            8,235,150
            426,900  Engelhard Corp.                                                                             5,816,513
            215,200  Monsanto Co.                                                                                8,352,450
                                                                                                            --------------
                                                                                                                29,577,376

Commercial and Consumer Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            380,200  Service Corp. International                                                                 1,401,988

Computers (5.7%)
--------------------------------------------------------------------------------------------------------------------------
            103,200  Hewlett-Packard Co.                                                                        13,880,400
             59,100  IBM Corp.                                                                                   6,028,200
            213,500  NCR Corp.                                                                                   8,099,656
            474,500  Quantum Corp. (NON)                                                                         4,922,938
                                                                                                            --------------
                                                                                                                32,931,194

Consumer Goods (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            142,000  Kimberly-Clark Corp.                                                                        7,339,625

Electric Utilities (3.1%)
--------------------------------------------------------------------------------------------------------------------------
            529,200  DPL, Inc.                                                                                  11,377,800
            332,500  Entergy Corp.                                                                               6,733,125
                                                                                                            --------------
                                                                                                                18,110,925

Electrical Equipment (2.5%)
--------------------------------------------------------------------------------------------------------------------------
            129,400  Emerson Electric Co.                                                                        5,895,788
            195,100  Rockwell International Corp.                                                                8,828,275
                                                                                                            --------------
                                                                                                                14,724,063

Energy (2.6%)
--------------------------------------------------------------------------------------------------------------------------
            124,400  Schlumberger Ltd. (NON)                                                                     9,190,050
            152,100  Transocean Sedco Forex Inc.                                                                 5,998,444
                                                                                                            --------------
                                                                                                                15,188,494

Financial (6.5%)
--------------------------------------------------------------------------------------------------------------------------
            279,600  Associates First Capital Corp.                                                              5,557,050
            333,400  Citigroup, Inc.                                                                            17,232,613
            176,400  Fannie Mae                                                                                  9,349,200
            170,000  Household International, Inc.                                                               5,429,375
                                                                                                            --------------
                                                                                                                37,568,238

Food (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            237,300  Nabisco Holdings Corp. Class A                                                              6,941,025

Health Care Services (2.4%)
--------------------------------------------------------------------------------------------------------------------------
            118,200  CIGNA Corp.                                                                                 8,724,638
            295,500  Tenet Healthcare Corp. (NON)                                                                5,171,250
                                                                                                            --------------
                                                                                                                13,895,888

Insurance (3.2%)
--------------------------------------------------------------------------------------------------------------------------
            146,400  American General Corp.                                                                      7,640,250
            339,600  Travelers Property Casualty Corp.                                                          10,739,850
                                                                                                            --------------
                                                                                                                18,380,100

Investment Banking/Brokerage (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             94,400  Lehman Brothers Holding, Inc.                                                               6,844,000

Lodging/Tourism (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            332,500  Starwood Hotels & Resorts Worldwide, Inc.                                                   7,460,469

Manufacturing (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            213,500  Cooper Industries, Inc.                                                                     6,458,375

Media (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            102,400  Seagram Co., Ltd. (Canada) (NON)                                                            6,016,000

Medical Technology (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             79,400  Baxter International, Inc.                                                                  4,327,300
             44,800  Becton, Dickson and Co.                                                                     1,391,600
                                                                                                            --------------
                                                                                                                 5,718,900

Metals (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             80,300  Alcoa Inc.                                                                                  5,500,550

Natural Gas Utilities (3.0%)
--------------------------------------------------------------------------------------------------------------------------
            498,300  Sempra Energy                                                                               8,969,400
            200,000  Williams Cos., Inc.                                                                         8,362,500
                                                                                                            --------------
                                                                                                                17,331,900

Oil & Gas (9.9%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  Atlantic Richfield Co.                                                                      2,485,000
             80,000  BP Amoco Plc ADR (United Kingdom)                                                           3,760,000
            357,200  Conoco, Inc.                                                                                6,853,775
            284,900  Exxon Mobil Corp.                                                                          21,456,523
            218,800  Royal Dutch Petroleum Co. Plc ADR (Netherlands)                                            11,487,000
            118,200  Texaco, Inc.                                                                                5,607,113
            619,800  Union Pacific Resources Group Inc.                                                          5,539,463
                                                                                                            --------------
                                                                                                                57,188,874

Paper & Forest Products (2.8%)
--------------------------------------------------------------------------------------------------------------------------
            285,800  Boise Cascade Corp.                                                                         8,520,413
            198,500  Owens-Illinois, Inc. (NON)                                                                  2,741,781
            356,300  Smurfit-Stone Container Corp. (NON)                                                         4,854,588
                                                                                                            --------------
                                                                                                                16,116,782

Pharmaceuticals (3.2%)
--------------------------------------------------------------------------------------------------------------------------
            189,700  Abbott Laboratories                                                                         6,212,675
            213,500  American Home Products Corp.                                                                9,287,250
             62,900  Pharmacia & Upjohn, Inc.                                                                    2,995,613
                                                                                                            --------------
                                                                                                                18,495,538

Photography/Imaging (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            118,200  Eastman Kodak Co.                                                                           6,774,338

Publishing (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            203,800  Times Mirror Co. Class A                                                                   10,393,800

Railroads (1.9%)
--------------------------------------------------------------------------------------------------------------------------
            284,900  Union Pacific Corp.                                                                        10,826,200

REIT (Real Estate Investment Trust) (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            190,500  Equity Residential Properties Trust                                                         7,608,094

Regional Bells (5.7%)
--------------------------------------------------------------------------------------------------------------------------
            275,200  GTE Corp.                                                                                  16,236,800
            445,100  SBC Communications, Inc.                                                                   16,913,800
                                                                                                            --------------
                                                                                                                33,150,600

Retail (2.5%)
--------------------------------------------------------------------------------------------------------------------------
            151,700  Federated Department Stores, Inc. (NON)                                                     5,565,494
            760,300  K mart Corp. (NON)                                                                          6,700,144
            142,000  Penney (J.C.) Co., Inc. (NON)                                                               2,236,500
                                                                                                            --------------
                                                                                                                14,502,138

Software (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             85,600  Computer Associates International, Inc.                                                     5,505,150

Technology Services (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            156,100  Electronic Data Systems Corp.                                                              10,107,475

Telecommunications (3.1%)
--------------------------------------------------------------------------------------------------------------------------
            152,600  ALLTEL Corp.                                                                                8,850,800
            189,700  AT & T Corp.                                                                                9,378,294
                                                                                                            --------------
                                                                                                                18,229,094

Waste Management (2.5%)
--------------------------------------------------------------------------------------------------------------------------
            878,400  Republic Services, Inc. (NON)                                                               9,552,600
            332,500  Waste Management, Inc.                                                                      4,987,500
                                                                                                            --------------
                                                                                                                14,540,100
                                                                                                            --------------
                     Total Common Stocks (cost $649,457,957)                                                $  567,610,869

CONVERTIBLE BONDS AND NOTES (1.6%) (a) (cost $14,948,171)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   18,600,000  Rite Aid Corp. cv. sub. notes 5 1/4s, 2002                                             $    9,207,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $664,406,128) (b)                                              $  576,817,869
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $579,662,756.

  (b) The aggregate identified cost on a tax basis is $667,828,186 resulting in gross unrealized appreciation and depreciation of $34,603,676 and $125,613,993 respectively, or net unrealized depreciation of $91,010,317.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 29, 2000 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $664,406,128) (Note 1)                                            $576,817,869
-----------------------------------------------------------------------------------------------
Cash                                                                                  1,365,727
-----------------------------------------------------------------------------------------------
Dividends and other receivables                                                       1,802,702
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                1,720,926
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        8,824,306
-----------------------------------------------------------------------------------------------
Total assets                                                                        590,531,530

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      6,704,243
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            2,412,101
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,153,900
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              107,203
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            29,632
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,661
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  400,236
-----------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                2,294
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   57,504
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    10,868,774
-----------------------------------------------------------------------------------------------
Net assets                                                                         $579,662,756

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $704,820,381
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          1,558,754
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                               (39,128,120)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                          (87,588,259)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $579,662,756

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($278,423,700 divided by 26,594,012 shares)                                              $10.47
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $10.47)*                                  $11.11
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($274,200,681 divided by 26,412,637 shares)**                                            $10.38
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($2,287,267 divided by 219,344 shares)**                                                 $10.43
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($24,751,108 divided by 2,372,510 shares)                                                $10.43
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $10.43)*                                  $10.81
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 29, 2000 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $5,198)                                          $   7,903,413
-----------------------------------------------------------------------------------------------
Interest                                                                              1,102,904
-----------------------------------------------------------------------------------------------
Total investment income                                                               9,006,317

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      2,487,474
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          594,536
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        11,401
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          5,136
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   441,970
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 1,798,238
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                     6,502
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   122,329
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                              735
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  22,580
-----------------------------------------------------------------------------------------------
Registration fees                                                                           229
-----------------------------------------------------------------------------------------------
Auditing                                                                                 16,696
-----------------------------------------------------------------------------------------------
Legal                                                                                     4,663
-----------------------------------------------------------------------------------------------
Postage                                                                                  71,333
-----------------------------------------------------------------------------------------------
Other                                                                                    81,894
-----------------------------------------------------------------------------------------------
Total expenses                                                                        5,665,716
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (88,560)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          5,577,156
-----------------------------------------------------------------------------------------------
Net investment income                                                                 3,429,161
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (35,575,635)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                        (82,233,588)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                            (117,809,223)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              $(114,380,062)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    February 29       August 31
                                                                                          2000*            1999
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $  3,429,161    $  5,638,237
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                             (35,575,635)     77,023,049
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                           (82,233,588)    113,799,505
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                    (114,380,062)    196,460,791
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (4,409,539)     (3,503,936)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (1,333,412)       (478,437)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                             (15,352)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (207,356)       (129,575)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (37,427,304)    (35,199,845)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (37,879,799)    (37,036,615)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                            (143,421)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (3,436,189)     (3,628,113)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                        (83,535,416)      3,694,459
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                            (282,767,850)    120,178,729

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 862,430,606     742,251,877
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $1,558,754 and $4,095,252, respectively)                                 $579,662,756    $862,430,606
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                Six months
 .                                  ended                                                                        For the period
Per-share                       February 29                                                                     January 3, 1995+
operating performance           (Unaudited)                         Year ended August 31                          to August 31
----------------------------------------------------------------------------------------------------------------------------------
                                    2000           1999             1998             1997             1996             1995
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $13.98         $12.01           $14.63           $11.57           $10.53            $8.50
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                .08(c)         .15(c)           .13(c)           .19 (c)(d)       .18(d)           .15(d)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                     (2.04)          3.27            (1.89)            3.10             1.82             1.88
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              (1.96)          3.42            (1.76)            3.29             2.00             2.03
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.16)          (.13)            (.12)            (.09)            (.26)              --
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.39)         (1.32)            (.74)            (.14)            (.70)              --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.55)         (1.45)            (.86)            (.23)            (.96)              --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $10.47         $13.98           $12.01           $14.63           $11.57           $10.53
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)            (15.04)*        29.23           (12.83)           28.79            20.29            23.88*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $278,424       $400,555         $350,430         $429,246          $97,718           $2,473
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .56*          1.09             1.16             1.22(d)          1.24(d)           .51*(d)
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .65*          1.04              .89             1.40(d)          2.45(d)          1.67*(d)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             41.31*         87.23           135.56            65.38            33.57            51.07*
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation during the period. As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31, 1995. Expenses for the period ended August 31, 1996, reflect a reduction of $0.01 per class A shares and $0.02 per class B and M shares, respectively. Expenses for the year ended
    August 31, 1997 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
----------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                  ended                                                           For the period
Per-share                                      February 29                                                       Feb. 26, 1996+
operating performance                          (Unaudited)                   Year ended August 31                 to August 31
----------------------------------------------------------------------------------------------------------------------------------
                                                   2000             1999             1998             1997             1996
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                              $13.80           $11.87           $14.49           $11.52           $10.86
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                           .03              .04              .02              .09(d)           .10(d)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                                    (2.01)            3.23            (1.86)            3.08              .56
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                             (1.98)            3.27            (1.84)            3.17              .66
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                  (.05)            (.02)            (.04)            (.06)              --
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                    (1.39)           (1.32)            (.74)            (.14)              --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                               (1.44)           (1.34)            (.78)            (.20)              --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                    $10.38           $13.80           $11.87           $14.49           $11.52
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                           (15.36)*          28.14           (13.48)           27.79             6.08*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $274,201         $423,948         $355,743         $406,783          $94,370
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                           .94*            1.84             1.91             1.97(d)          1.04*(d)
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                           .27*             .29              .14              .65(d)           .88*(d)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                            41.31*           87.23           135.56            65.38            33.57
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation during the period. As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31, 1995. Expenses for the period ended August 31, 1996, reflect a reduction of $0.01 per class A shares and $0.02 per class B and M shares, respectively. Expenses for the year ended
    August 31, 1997 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Six months
                                                                                                     ended      For the period
Per-share                                                                                         February 29    July 26,1999+
operating performance                                                                             (Unaudited)    to August 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      2000             1999
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                 $13.97           $15.04
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                                                              .04             (.02)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                                                                                       (2.04)           (1.05)
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                (2.00)           (1.07)
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                     (.15)              --
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                       (1.39)              --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                  (1.54)              --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                       $10.43           $13.97
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                              (15.39)*          (7.12)*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                      $2,287             $561
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                              .94*             .19*
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                              .31*            (.18)*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                               41.31*           87.23
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation during the period. As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31, 1995. Expenses for the period ended August 31, 1996, reflect a reduction of $0.01 per class A shares and $0.02 per class B and M shares, respectively. Expenses for the year ended
    August 31, 1997 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
----------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                  ended                                                          For the period
Per-share                                      February 29                                                        Feb. 26,1996+
operating performance                          (Unaudited)                   Year ended August 31                 to August 31
----------------------------------------------------------------------------------------------------------------------------------
                                                   2000             1999             1998             1997             1996
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                              $13.88           $11.93           $14.55           $11.54           $10.86
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                           .05              .08              .06              .12(d)           .11(d)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                                    (2.03)            3.24            (1.87)            3.10              .57
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                             (1.98)            3.32            (1.81)            3.22              .68
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                  (.08)            (.05)            (.07)            (.07)              --
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                    (1.39)           (1.32)            (.74)            (.14)              --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                               (1.47)           (1.37)            (.81)            (.21)              --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                    $10.43           $13.88           $11.93           $14.55           $11.54
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                           (15.26)*          28.46           (13.25)           28.19             6.26*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                  $24,751          $37,367          $36,079          $46,761          $11,852
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                           .81*            1.59             1.66             1.72(d)           .91*(d)
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                           .40*             .54              .39              .91(d)          1.05*(d)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                            41.31*           87.23           135.56            65.38            33.57
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation during the period. As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31, 1995. Expenses for the period ended August 31, 1996, reflect a reduction of $0.01 per class A shares and $0.02 per class B and M shares, respectively. Expenses for the year ended
    August 31, 1997 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.



Notes to financial statements
February 29, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam New Value Fund (the "fund") is one in a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long term capital appreciation. This fund pursues its objective by investing primarily in common stocks that we consider to be undervalued at the time of purchase.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or as determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value which is determined using the last reported sale price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 29, 2000, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. These expenses have been fully amortized as of February 29, 2000.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 29, 2000, fund expenses were reduced by $88,560 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,068 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended February 29, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $83,232 and $2,641 from the sale of class A and class M shares, respectively and received $491,128 and $739 in contingent deferred sales charges from redemptions of class B and C shares respectively.

A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 29, 2000, Putnam Mutual Funds Corp., acting as underwriter received $7,346 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended February 29, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $306,512,317 and $472,558,694, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At February 29, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,124,142       $ 38,743,879
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,457,345         40,036,081
-----------------------------------------------------------------------------
                                                 6,581,487         78,779,960

Shares
repurchased                                     (8,648,035)      (105,517,032)
-----------------------------------------------------------------------------
Net decrease                                    (2,066,548)      $(26,737,072)
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      7,419,351       $107,854,586
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,816,997         36,987,205
-----------------------------------------------------------------------------
                                                10,236,348        144,841,791

Shares
repurchased                                    (10,746,101)      (151,031,295)
-----------------------------------------------------------------------------
Net decrease                                      (509,753)      $ (6,189,504)
-----------------------------------------------------------------------------

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,922,697       $ 35,694,589
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,142,823         36,142,487
-----------------------------------------------------------------------------
                                                 6,065,520         71,837,076

Shares
repurchased                                    (10,370,882)      (126,833,922)
-----------------------------------------------------------------------------
Net decrease                                    (4,305,362)      $(54,996,846)
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,858,611       $143,410,626
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,653,084         34,596,187
-----------------------------------------------------------------------------
                                                12,511,695        178,006,813

Shares
repurchased                                    (11,767,183)      (164,047,031)
-----------------------------------------------------------------------------
Net increase                                       744,512       $ 13,959,782
-----------------------------------------------------------------------------

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        191,446         $2,299,560
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       13,434            155,300
-----------------------------------------------------------------------------
                                                   204,880          2,454,860

Shares
repurchased                                        (25,688)          (301,278)
-----------------------------------------------------------------------------
Net increase                                       179,192         $2,153,582
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                 (commencement of operations)
                                                           to August 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         40,219           $579,630
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    40,219            579,630

Shares
repurchased                                            (67)              (973)
-----------------------------------------------------------------------------
Net increase                                        40,152           $578,657
-----------------------------------------------------------------------------

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        329,646        $ 4,029,732
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      306,684          3,545,273
-----------------------------------------------------------------------------
                                                   636,330          7,575,005

Shares
repurchased                                       (955,249)       (11,530,085)
-----------------------------------------------------------------------------
Net decrease                                      (318,919)       $(3,955,080)
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        529,850        $ 7,657,083
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      278,381          3,644,006
-----------------------------------------------------------------------------
                                                   808,231         11,301,089

Shares
repurchased                                     (1,141,744)       (15,955,565)
-----------------------------------------------------------------------------
Net decrease                                      (333,513)       $(4,654,476)
-----------------------------------------------------------------------------


Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminv.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

*DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund [DBL. DAGGER]

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund **

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Deborah F. Kuenstner
Vice President

David L. King
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam New Value Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA025-59716 274/2BF/2BG 4/00